Debt (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of long term debt [abstract]
Summary of Foreign Currency Translation
As of March 31, 2025 and 2024, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	As of March 31,
	2025	2024
U.S. dollar	20.3182	16.6780
Japanese yen	0.1345	0.1100
Pounds sterling	26.3222	21.0576
Euro	21.9254	18.0622
Swiss francs	23.0313	18.4491
UDI	8.421934	8.116657

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for each of the three-month periods ended March 31, 2025 and 2024, which includes short and long-term debt:

	As of March 31,
	2025 (1)		2024 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,978,772,255	Ps.	1,794,470,357
Loans obtained - financing institutions	377,847,363		265,844,278
Debt payments	(299,080,742)		(330,124,127)
Accrued interest (2)(3)	42,360,221		35,614,973
Interest (paid)	(55,966,327)		(50,977,215)
Foreign exchange	9,519,573		(22,024,801)
At the end of the period	Ps.	2,053,452,343	Ps.	1,692,803,465
(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2025, includes Ps. 314,877 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 247,331.
(3)During 2024, includes Ps. (23,356) of premiums and awards amortizations and Ps. 653,334 of amortized cost.